ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Principal	Value
TERM LOANS – 88.8%

Aerospace / Defense – 1.5%
TransDigm, Inc., 4.54%, (1-Month USD LIBOR + 2.50%), 06/09/23@	$425,929	$425,454

Auto Manufacturers – 0.8%
Navistar, Inc., 5.53%, (1-Month USD LIBOR + 3.50%), 11/06/24@	246,250	245,634

Building Materials – 1.7%
Quikrete Holdings, Inc., 4.79%, (1-Month USD LIBOR + 2.75%), 11/15/23@	491,593	490,425

Chemicals – 2.5%
Solenis International LP, 6.12%, (3-Month USD LIBOR + 4.00%), 06/26/25@	246,875	240,248
Starfruit US Holdco LLC, 5.29%, (1-Month USD LIBOR + 3.25%), 10/01/25 (Netherlands)@	497,500	488,420
Total Chemicals		728,668

Coal – 0.8%
Arch Coal, Inc., 4.79%, (1-Month USD LIBOR + 2.75%), 03/07/24@	244,361	242,121

Commercial Services – 3.0%
Camelot Finance LP, 5.29%, (1-Month USD LIBOR + 3.25%), 10/03/23@	134,175	135,168
Garda World Security Corp., 5.63%, (3-Month USD LIBOR + 3.50%), 05/24/24 (Canada)@	244,361	244,895
Garda World Security Corp., 7.50%, (Prime + 2.50%), 05/24/24 (Canada)@	627	628
Refinitiv US Holdings, Inc., 5.79%, (1-Month USD LIBOR + 3.75%), 10/01/25@	498,744	501,965
Total Commercial Services		882,656

Computers – 1.9%
McAfee LLC, 5.87%, (1-Month USD LIBOR + 3.75%), 09/30/24@	242,281	243,120
Western Digital Corp., 3.86%, (1-Month USD LIBOR + 1.75%), 05/01/23@	323,269	322,999
Total Computers		566,119

Distribution / Wholesale – 4.4%
American Builders & Contractors Supply Co., Inc., 10/31/23(a)	498,721	499,188
Spin Holdco, Inc., 5.57%, (3-Month USD LIBOR + 3.25%), 11/14/22@	478,352	471,176
Univar USA, Inc., 4.29%, (1-Month USD LIBOR + 2.25%), 07/01/24@	308,599	309,852
Total Distribution / Wholesale		1,280,216

Diversified Financial Services – 1.1%
Avolon TLB Borrower 1 US LLC, 3.79%, (1-Month USD LIBOR + 1.75%), 01/15/25 (Ireland)@	317,025	318,596

Engineering & Construction – 3.4%
1199169 BC ULC, 6.10%, (3-Month USD LIBOR + 4.00%), 04/06/26 (Canada)@	174,825	175,863
Brand Industrial Services, Inc., 6.35%, (3-Month USD LIBOR + 4.25%), 06/21/24@	1,266	1,240
Brand Industrial Services, Inc., 6.51%, (3-Month USD LIBOR + 4.25%), 06/21/24@	261,678	256,445
Brand Industrial Services, Inc., 6.52%, (2-Month USD LIBOR + 4.25%), 06/21/24@	231,993	227,353
Dynasty Acquisition Co., Inc., 6.10%, (3-Month USD LIBOR + 4.00%), 04/06/26@	325,175	327,105
Total Engineering & Construction		988,006

Entertainment – 4.4%
Cineworld Finance US, Inc., 4.29%, (1-Month USD LIBOR + 2.25%), 02/28/25@	307,345	305,694
Formula One Management Ltd., 4.54%, (1-Month USD LIBOR + 2.50%), 02/01/24 (United Kingdom)@	500,000	494,875
Scientific Games International, Inc., 4.90%, (2-Month USD LIBOR + 2.75%), 08/14/24@	494,975	491,513
Total Entertainment		1,292,082

Environmental Control – 2.5%
Advanced Disposal Services, Inc., 11/10/23(a)	249,321	250,413
GFL Environmental, Inc., 5.04%, (1-Month USD LIBOR + 3.00%), 05/30/25 (Canada)@	498,737	495,308
Total Environmental Control		745,721

Food – 2.3%
Albertson’s LLC, 4.79%, (1-Month USD LIBOR + 2.75%), 08/17/26@	203,690	205,199
U.S. Foods, Inc., 4.04%, (1-Month USD LIBOR + 2.00%), 06/27/23@	477,611	479,949
Total Food		685,148

Hand/Machine Tools – 1.5%
Apex Tool Group LLC, 7.54%, (1-Month USD LIBOR + 5.50%), 08/01/24@	457,343	445,718

Healthcare - Products – 0.3%
Avantor Funding, Inc., 5.04%, (1-Month USD LIBOR + 3.00%), 11/21/24@	95,063	95,925

Healthcare - Services – 4.2%
Air Medical Group Holdings, Inc., 5.31%, (1-Month USD LIBOR + 3.25%), 04/28/22@	244,372	229,354
HCA, Inc., 4.04%, (1-Month USD LIBOR + 2.00%), 03/13/25@	493,734	495,988
Jaguar Holding Co. II, 4.54%, (1-Month USD LIBOR + 2.50%), 08/18/22@	496,114	497,072
Total Healthcare - Services		1,222,414

Household Products / Wares – 1.0%
Prestige Brands, Inc., 4.04%, (1-Month USD LIBOR + 2.00%), 01/26/24@	295,232	296,313

Insurance – 2.2%
HUB International, Ltd., 5.27%, (3-Month USD LIBOR + 3.00%), 04/25/25@	246,875	244,420
USI, Inc., 5.10%, (3-Month USD LIBOR + 3.00%), 05/16/24@	392,000	386,040
Total Insurance		630,460

Internet – 1.6%
Uber Technologies, Inc., 5.55%, (1-Month USD LIBOR + 3.50%), 07/13/23@	485,000	482,476

Leisure Time – 2.3%
BRP US, Inc., 4.04%, (1-Month USD LIBOR + 2.00%), 05/23/25 (Canada)@	243,789	243,752
ClubCorp Holdings, Inc., 4.85%, (3-Month USD LIBOR + 2.75%), 09/18/24@	489,634	438,019
Total Leisure Time		681,771

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)

Lodging – 4.1%
Caesars Resort Collection LLC, 4.79%, (1-Month USD LIBOR + 2.75%), 12/23/24@	$491,250	$488,580
Hilton Worldwide Finance LLC, 3.79%, (1-Month USD LIBOR + 1.75%), 06/22/26@	461,991	465,255
Playa Resorts Holding BV, 4.79%, (1-Month USD LIBOR + 2.75%), 04/29/24@	244,382	238,272
Total Lodging		1,192,107

Machinery - Diversified – 2.3%
RBS Global, Inc., 4.04%, (1-Month USD LIBOR + 2.00%), 08/21/24@	188,251	189,523
Titan Acquisition Ltd., 5.04%, (1-Month USD LIBOR + 3.00%), 03/28/25 (Canada)@	494,975	476,470
Total Machinery - Diversified		665,993

Media – 3.4%
Charter Communications Operating LLC, 4.04%, (1-Month USD LIBOR + 2.00%), 04/30/25@	498,731	502,317
CSC Holdings LLC, 4.28%, (1-Month USD LIBOR + 2.25%), 07/17/25@	496,193	496,679
Total Media		998,996

Miscellaneous Manufacturing – 1.0%
Gates Global LLC, 4.79%, (1-Month USD LIBOR + 2.75%), 04/01/24@	293,208	289,243

Packaging & Containers – 6.4%
Berry Global, Inc., 4.30%, (1-Month USD LIBOR + 2.25%), 10/03/22@	500,000	502,955
Kloeckner Pentaplast of America, Inc., 6.29%, (1-Month USD LIBOR + 4.25%), 06/30/22 (Luxembourg)@	245,614	218,289
Plastipak Holdings, Inc., 4.55%, (1-Month USD LIBOR + 2.50%), 10/14/24@	245,000	242,183
Proampac PG Borrower LLC, 5.54%, (1-Month USD LIBOR + 3.50%), 11/20/23@	178,165	170,638
Proampac PG Borrower LLC, 5.62%, (3-Month USD LIBOR + 3.50%), 11/20/23@	105,418	100,964
Proampac PG Borrower LLC, 5.76%, (3-Month USD LIBOR + 3.50%), 11/20/23@	80,174	76,787
Proampac PG Borrower LLC, 5.79%, (3-Month USD LIBOR + 3.50%), 11/20/23@	122,492	117,317
Reynolds Group Holdings, Inc., 4.79%, (1-Month USD LIBOR + 2.75%), 02/06/23@	436,869	438,171
Total Packaging & Containers		1,867,304

Pharmaceuticals – 3.2%
NVA Holdings, Inc., 4.79%, (1-Month USD LIBOR + 2.75%), 02/02/25@	497,487	497,540
Valeant Pharmaceuticals International, Inc., 5.04%, (1-Month USD LIBOR + 3.00%), 06/02/25@	430,879	433,123
Total Pharmaceuticals		930,663

Retail – 8.2%
1011778 BC ULC, 3.25%, (1-Month USD LIBOR + 2.25%), 02/16/24 (Canada)@	148,933	149,603
1011778 BC ULC, 4.29%, (1-Month USD LIBOR + 2.25%), 02/16/24 (Canada)@	202,797	203,710
Bass Pro Group LLC, 7.04%, (1-Month USD LIBOR + 5.00%), 09/25/24@	494,962	477,638
GYP Holdings III Corp., 4.79%, (1-Month USD LIBOR + 2.75%), 06/02/25@	453,544	452,297
Michaels Stores, Inc., 4.54%, (1-Month USD LIBOR + 2.50%), 01/30/23@	324,519	317,420
Michaels Stores, Inc., 4.55%, (1-Month USD LIBOR + 2.50%), 01/30/23@	116,545	113,996
PetSmart, Inc., 5.04%, (1-Month USD LIBOR + 3.00%), 03/11/22@	478,750	462,791
SRS Distribution, Inc., 5.29%, (1-Month USD LIBOR + 3.25%), 05/23/25@	247,500	241,794
Total Retail		2,419,249

Semiconductors – 0.6%
ON Semiconductor Corp, 4.04%, (1-Month USD LIBOR + 2.00%), 09/21/26@	178,350	179,354

Software – 5.7%
CCC Information Services, Inc., 4.80%, (1-Month USD LIBOR + 2.75%), 04/29/24@	244,987	244,287
Dun & Bradstreet Corp. (The), 7.05%, (1-Month USD LIBOR + 5.00%), 02/06/26@	500,000	503,705
Infor US, Inc., 4.85%, (3-Month USD LIBOR + 2.75%), 02/01/22@	422,555	423,645
Kronos, Inc., 5.25%, (1-Month USD LIBOR + 3.00%), 11/01/23@	493,875	495,334
Total Software		1,666,971

Telecommunications – 10.5%
Avaya, Inc., 6.28%, (1-Month USD LIBOR + 4.25%), 12/16/24@	230,769	219,880
Avaya, Inc., 6.43%, (2-Month USD LIBOR + 4.25%), 12/16/24@	137,668	131,172
Frontier Communications Corp., 5.80%, (1-Month USD LIBOR + 3.75%), 06/17/24@	244,375	244,288
Intelsat Jackson Holdings SA, 5.80%, (1-Month USD LIBOR + 3.75%), 11/27/23 (Luxembourg)@	500,000	502,110
Level 3 Parent LLC, 4.29%, (1-Month USD LIBOR + 2.25%), 02/22/24@	500,000	501,563
SBA Senior Finance II LLC, 04/11/25(a)	483,875	484,761
Telesat LLC, 4.61%, (3-Month USD LIBOR + 2.50%), 11/17/23 (Canada)@	494,975	496,893
Zayo Group LLC, 4.29%, (1-Month USD LIBOR + 2.25%), 01/19/24@	500,000	501,720
Total Telecommunications		3,082,387
Total Term Loans
(Cost $26,134,903)		26,038,190

CORPORATE BONDS – 10.4%

Advertising – 0.4%
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.88%, 03/15/25	125,000	129,375

Commercial Services – 1.0%
Ahern Rentals, Inc., 7.38%, 05/15/23‡	250,000	214,060
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 05/15/23‡	72,000	75,829
Total Commercial Services		289,889

Diversified Financial Services – 1.0%
Ally Financial, Inc., 5.75%, 11/20/25	250,000	280,942

Electronics – 0.9%
Sensata Technologies BV, 5.63%, 11/01/24‡	250,000	273,125

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Investments	Principal/ Shares	Value
CORPORATE BONDS (continued)

Food – 0.9%
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28‡	$250,000	$277,812

Media – 1.8%
CSC Holdings LLC, 6.63%, 10/15/25‡	250,000	268,200
Sirius XM Radio, Inc., 4.63%, 07/15/24‡	250,000	259,833
Total Media		528,033

Mining – 0.4%
Constellium SE, 5.75%, 05/15/24‡	125,000	128,750

Real Estate – 0.9%
Howard Hughes Corp. (The), 5.38%, 03/15/25‡	250,000	261,250

Retail – 0.9%
Golden Nugget, Inc., 6.75%, 10/15/24‡	250,000	255,000

Telecommunications – 1.8%
Sprint Communications, Inc., 6.00%, 11/15/22	250,000	266,250
T-Mobile USA, Inc., 6.38%, 03/01/25	250,000	259,615
Total Telecommunications		525,865

Toys / Games / Hobbies – 0.4%
Mattel, Inc., 2.35%, 08/15/21	125,000	122,188
Total Corporate Bonds
(Cost $3,026,553)		3,072,229

FOREIGN BONDS – 1.7%

Diversified Financial Services – 0.9%
Park Aerospace Holdings Ltd., 5.25%, 08/15/22 (Ireland)‡	250,000	264,100

Pharmaceuticals – 0.8%
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21 (Israel)	250,000	229,687

Total Foreign Bonds
(Cost $486,202)		493,787

EXCHANGE TRADED FUND – 0.1%
Closed-End Funds – 0.1%
Eagle Point Credit Co., Inc.
(Cost $33,494)	1,905	30,042

MONEY MARKET FUND – 3.1%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 1.79%(b) (Cost $898,778)	898,778	898,778

REPURCHASE AGREEMENT – 0.0%**(c)
BNP Paribas Securities Corp., dated 09/30/19, due 10/01/19, 2.63%, total to be received $137, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.63%, 11/15/19-02/15/49, totaling $139)
(Cost $137)	$137	137

Total Investments – 104.1%
(Cost $30,580,067)		30,533,163
Liabilities in Excess of Other Assets – (4.1%)		(1,202,697)
Net Assets – 100.0%		$29,330,466

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
**	Less than 0.05%.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	The loan will settle after September 30, 2019 at which time the interest rate will be determined.
(b)	Rate shown reflects the 7-day yield as of September 30, 2019.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Term Loans	$–	$26,038,190	$–	$26,038,190
Corporate Bonds	–	3,072,229	–	3,072,229
Foreign Bonds	–	493,787	–	493,787
Exchange Traded Fund	30,042	–	–	30,042
Money Market Fund	898,778	–	–	898,778
Repurchase Agreement	–	137	–	137
Total	$928,820	$29,604,343	$–	$30,533,163

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Advertising	0.4%
Aerospace / Defense	1.5
Auto Manufacturers	0.8
Building Materials	1.7
Chemicals	2.5
Closed-End Funds	0.1
Coal	0.8
Commercial Services	4.0
Computers	1.9
Distribution / Wholesale	4.4
Diversified Financial Services	3.0
Electronics	0.9
Engineering & Construction	3.4
Entertainment	4.4
Environmental Control	2.5
Food	3.2
Hand/Machine Tools	1.5
Healthcare - Products	0.3
Healthcare - Services	4.2
Household Products / Wares	1.0
Insurance	2.2
Internet	1.6
Leisure Time	2.3
Lodging	4.1
Machinery - Diversified	2.3
Media	5.2
Mining	0.4
Miscellaneous Manufacturing	1.0
Packaging & Containers	6.4
Pharmaceuticals	4.0
Real Estate	0.9
Retail	9.1
Semiconductors	0.6
Software	5.7
Telecommunications	12.3
Toys / Games / Hobbies	0.4
Money Market Fund	3.1
Repurchase Agreement	0.0 **
Total Investments	104.1
Liabilities in Excess of Other Assets	(4.1)
Net Assets	100.0%

**	Less than 0.05%.